Financial instruments - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Interest revenue for financial assets measured at amortised cost	$ 5,606	$ 12,489
Interest expense for financial liabilities measured at amortised cost	$ 163,065	$ 76,176